Leases and subleases - Narrative (Details)			12 Months Ended
	Jan. 23, 2023 USD ($) ft²	Apr. 26, 2019 ft² period	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 26, 2019 ft²
Leases - Rental [Line Items]
Depreciation			$ 1,979,000	$ 3,047,000	$ 2,938,000
Rental income			781,000	$ 0
Gelesis
Leases - Rental [Line Items]
Lease liability, subleased area (in square feet) | ft²						9,446
Sublease, write off			$ 1,266,000
Allonia LLC
Leases - Rental [Line Items]
Lease liability, initial term	2 years
Lease liability, subleased area (in square feet) | ft²	11,000
Sublease annual fees	$ 1,111,000
Lease At 6 Tide Street
Leases - Rental [Line Items]
Rentable area (in square feet) | ft²		50,858
Lease liability, initial term		10 years 3 months
Lease liability, number of renewal options | period		2
Lease liability, renewal term		5 years